FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL ASSETS AND LIABILITIES
Summary of Financial Assets and Liabilities

The Company's financial assets and liabilities are as follows:

	Note	12/31/2023	12/31/2022
Assets
Fair value through profit or loss
Cash and cash equivalents	5.2	3,298,142	1,134,030
Marketable securities	5.3	3,503,961	22,099,766
Derivative financial instruments	5.6	2,546,799	4,151,752
Other financial assets		3,113	89,238
		9,352,015	27,474,786
Amortized cost
Cash and cash equivalents	5.2	11,360,339	12,167,686
Trade receivables	5.7	3,444,636	3,927,542
Restricted cash	5.3	203,252	139,933
Receivables from related parties	5.8	340,091	476,542
Sectorial financial assets	5.10	548,700	342,333
Dividends and interest on equity receivable	17	255,777	161,147
		16,152,795	17,215,183
Total		25,504,810	44,689,969
Liabilities
Amortized cost
Loans, borrowings and debentures		(33,952,162)	(21,620,197)
Trade payables	5.9	(4,184,525)	(4,379,851)
Consideration payable		(203,094)	(223,960)
Other financial liabilities (i)		(476,895)	(954,547)
Leases	5.5	(5,275,794)	(3,532,158)
Railroad concession payable	13	(3,565,373)	(3,351,410)
Related parties payable	5.8	(323,238)	(387,736)
Dividends payable	17	(549,054)	(892,006)
Sectorial financial liabilities	5.10	(1,810,698)	(1,616,616)
Installment of tax debts	14	(217,348)	(208,760)
		(50,558,181)	(37,167,241)
Fair value through profit or loss
Loans, borrowings and debentures		(22,952,492)	(31,367,019)
Derivative financial instruments	5.6	(3,415,145)	(5,290,932)
		(26,367,637)	(36,657,951)
Total		(76,925,818)	(73,825,192)

(i)	The Company's subsidiaries have operations that seek ways to improve working capital efficiency and generally negotiate the extension of payment terms with their suppliers and enter into structured payment agreements (also known as reverse factoring or cashed risk) with third-party intermediaries, such as financial institutions.
On December 31, 2023, Rumo and Moove had advanced R$342,276 and R$175 (R$817,869 and R$64,099 on December 31, 2022), respectively. The counterparties for these transactions were first-rate banks, lending at an average rate of of 12.42% p.a. (14.53% p.a. on December 31, 2022) for Rumo and CDI + 2.5% p.a. (CDI + 2.5% p.a. on December 31, 2022) for Moove. The average term of these operations, which are recorded at present value at the previously mentioned rate, is around 111 and 103 days (109 and 102 days on December 31, 2022), respectively. The financial charges embedded in the transaction are recorded in the financial result, totaling R$95,356 for fiscal year ending December 31, 2023 (R$96,752 on December 31, 2022).
The settlement flow of the balance of credits assigned by suppliers to financial agents is classified in the statement of cash flows as operating activities as this more accurately reflects the cash expenditure from the perspective of the Company's operations.

Schedule Of Financial Clauses

The Company and its subsidiaries are required to comply with the following financial clauses per the terms of the main loan lines:

Company	Debt	Triggers	Ratios
Cosan Corporate
Cosan S.A.	* 1st issue debenture	Net debt (i) / EBITDA (ii) cannot exceed 4.0x	2.42
Cosan Luxembourg S.A.	* Senior Notes 2027	Proforma net debt (iv) / pro forma EBITDA (iv) cannot exceed 3.5x	2.00
	* Senior Notes 2029
	* Senior Notes 2030
Compass
Comgás S.A.	* 4th issue debenture	Short-term debt / total debt (iii) cannot exceed 0.6x	0.17
Comgás S.A.	* Debenture 4th to 9th issues	Net debt (i) / EBITDA (ii) cannot exceed 4.0x	1.32
	* BNDES
	* Resolution 4131
Sulgás	* BNDES	Net debt (i) / EBITDA (ii) cannot exceed 3.5x	(0.02)
		General indebtedness ratio (Total liabilities / Total liabilities + Shareholders' equity) may not exceed 0.8	0.69
Moove
MLH	*Syndicated Loan	Net debt (i) / EBITDA (ii) cannot exceed 3.5x at the end of each quarter	1.13
		ICSD (x) cannot be less than 2.5x at the end of each quarter	5.25
Rumo
Rumo S.A.	* Debenture (11th, 12th, 13th and 14th) (viii)	ICJ (ix) = EBITDA(ii) / Financial result(v) cannot be less than 2.0x	3.84
	* ECA
Rumo S.A.	* NCE	Net debt (i) / EBITDA (ii) cannot exceed 3.5x	1.81
	* ECA
Rumo Luxembourg S.à r.l.	* Senior Notes 2028(vi)	Net debt (i) / EBITDA (ii) cannot exceed 3.5x	1.81
	* Senior Notes 2032(vii)
	* Debentures (vii)
Brado	* NCE	Net debt (i) / EBITDA (ii) cannot exceed 3.3x	1.18

(i)	Net debt is composed of current and non-current debt, financing and debentures, obligations with preferred shareholders in subsidiaries (“Gross Debt”), net of cash and cash equivalents, marketable securities and derivative financial instruments on debt.
(ii)	Corresponds to the EBITDA accumulated over the previous twelve months.
(iii)	Total debt is the sum of current and non-current loans, borrowings and debentures, and current and non-current derivative financial instruments.
(iv)	Net debt and EBITDA Proforma, including the equivalent of 50% of the joint venture financial information as determined in the contracts. Net debt and EBITDA Proforma are a non-GAAP measure. EBITDA Proforma corresponds to the accumulated period of the last 12 months. For senior Notes covenants the values of unrestricted subsidies are excluded.
(v)	The financial result of net debt is represented by the cost of net debt.
(vi)	Senior Notes due 2028 was the first green issuance in the Latin American freight rail sector. The subsidiary Rumo is committed to using the resources to fully or partially finance ongoing and future projects that contribute to the promotion of a resource-efficient, low-carbon transport sector in Brazil. Eligible projects include "acquisition, replacement, and modernization of rolling stock," "Infrastructure for duplication of railway sections, new yards, and yard extensions," and "railway modernization." The subsidiary publishes an annual report detailing the progress of projects, which is available on the investor relations page.
(vii)	Senior Notes due 2032 was an issue of Sustainability-Linked Bonds (SLBs), with the following sustainable targets: reduction of 17.6% by 2026 in greenhouse gas emissions per Ton per useful kilometer (“TKU”) with the base date of December 2020 as the starting point. The company is subject to a step-up of 25 basis points from July 2027 if it does not reach this target, which would increase the interest rate to 4.45% p.a..
(viii)	The 11th, 12th and 13th issues debentures have a contractual leverage ratio limited to 3.0x. However, they have a prior consent (waiver) that allows the broadcaster to extrapolate this index up to the limit of 3.5x until December 31, 2027.
(ix)	Interest Coverage Ratio (Índice de Cobertura de Juros) (“ICJ”).
(x)	Debt Service Coverage Ratio (Índice de Cobertura do Serviço da Dívida) (“ICSD”).

Summary of Cash and Cash Equivalents
	12/31/2023	12/31/2022
Cash and bank accounts	209,479	307,819
Savings account	431,011	974,198
Financial Investments	14,017,991	12,019,699
	14,658,481	13,301,716

Summary of Financial Investments

Financial investments include the following:

	12/31/2023	12/31/2022
Applications in investment funds
Repurchase Agreements (i)	3,259,210	1,181,280
Other investments	38,932	123,052
	3,298,142	1,304,332
Applications in banks
Repurchase agreements	616,633	96,841
Certificate of bank deposits - CDB	9,807,983	10,396,376
Other	295,233	222,150
	10,719,849	10,715,367
	14,017,991	12,019,699

(i)	The repurchase agreements are allocated to the WG Renda Fixa Crédito Privado Fundo de Investimento (“WG”), which was created in the form of an open ended fund and is managed by Itaú Unibanco Asset Management Ltda. (“Itaú Asset”). The fund's portfolio is composed of investments in public bonds and repurchase agreements backed by federal public bonds.

Summary of marketable securities and restricted cash
	12/31/2023	12/31/2022
Marketable securities
Financial investment in listed entities (i)	—	19,586,193
Government securities (ii)	3,107,813	2,059,325
Certificate of bank deposits (CDB)	300,142	363,145
ESG Funds	96,006	91,103
	3,503,961	22,099,766
Current	3,407,955	2,422,470
Non-current	96,006	19,677,296
Total	3,503,961	22,099,766
Restricted cash
Securities pledged as collateral	203,252	139,933
	203,252	139,933
Current	7,860	8,024
Non-current	195,392	131,909
Total	203,252	139,933

(i)	After obtaining significant influence in Vale S.A, the balances of financial assets were transferred to investments in subsidiaries and associates. See more details in note 1.3.
(ii)	The sovereign debt securities declared interest linked to the Special System of Liquidation and Custody (Sistema Especial de Liquidação e Custódia), or “SELIC”, with a yield of approximately 100% of the CDI.

Summary of Carrying Amounts of Loans, Borrowings and Debentures
	Finance Charges			Consolidated
Description	Index	Currency	Annual interest rate	12/31/2023	12/31/2022	Maturity	Objective	Segments
Secured
Resolution 4131
	Prefixed	Euro	—	—	868,367	Oct-24	Investments	Cosan Corporate
	Prefixed	Yen	—	—	578,708	Oct-24	Investments	Cosan Corporate
	Prefixed	Euro	3.20%	860,658	2,009,452	Oct-25	Investments	Cosan Corporate
	Prefixed	Yen	0.25%	602,487	1,338,697	Oct-25	Investments	Cosan Corporate
	Prefixed	Euro	3.40%	1,954,022	1,966,061	Oct-26	Investments	Cosan Corporate
	Prefixed	Yen	0.25%	1,135,226	1,309,330	Oct-26	Investments	Cosan Corporate
	Prefixed	Euro	3.56%	812,496	816,172	Oct-27	Investments	Cosan Corporate
	Prefixed	Yen	0.25%	470,951	543,160	Oct-27	Investments	Cosan Corporate
BNDES	URTJLP	Real	8.60%	2,210,390	2,221,900	Jul-31	Investments	Rumo
	Prefixed	Real	6.00%	128,494	280,919	Dec-24	Investments	Rumo
	Prefixed	Real	3.50%	29	378	Jan-24	Investments	Rumo
	IPCA + 5.74%	Real	10.42%	295,058	—	Dec-36	Investments	Compass
	IPCA + 6.01%	Real	10.71%	304,276	—	Dec-36	Investments	Compass
	99.98% of CDI	Real	7.82%	1,547,664	1,653,501	Jun-34	Investments	Compass
	IPCA + 4.10%	Real	8.71%	112,946	131,885	Apr-29	Investments	Compass
	IPCA + 5.74%	Real	10.42%	598,752	544,925	Dec-36	Investments	Compass
Export credit note	CDI + 1.03%	Real	15.39%	78,965	98,003	Feb-26	Investments	Rumo
	CDI + 2.25%	Real	15.16%	60,774	62,760	May-26	Investments	Rumo
	CDI + 2.20%	Real	14.20%	30,252	—	Mar-26	Capital management	Rumo
	CDI + 2.07%	Real	14.85%	52,101	50,467	Mar-25	Capital management	Rumo
	CDI + 0.80%	Real	-	—	355,770	Dec-23	Investments	Rumo
	SOFR + 1.30%	Dollar	6.65%	487,544	—	Jan-25	Investments	Rumo
Bank credit note	IPCA	Real	5.41%	954,205	806,028	Jan-48	Investments	Rumo
Debentures	CDI + 1.79%	Real	13.65%	753,435	754,785	Jun-27	Investments	Rumo
	CDI + 1.30%	Real	13.10%	759,390	759,175	Oct-27	Investments	Rumo
	IPCA + 4.77%	Real	9.41%	773,556	632,440	Jun-31	Investments	Rumo
Export Credit Agency (“ECA”)	Euribor + 0.58%	Euro	4.52%	48,849	68,455	Sep-26	Investments	Rumo
	IPCA + 4.10%	Real	10.63%	140,016	73,717	Jan-30	Investments	Compass
				15,172,536	17,925,055
Unsecured
	Prefixed	Pound	-	—	125,707	Dec-23	Investments	Moove
Resolution 4131	Prefixed	Dollar	5.50%	31,920	45,124	Mar-25	Investments	Moove
	Prefixed	Dollar	-	—	395,285	May-23	Investments	Compass
	Prefixed	Dollar	2.13%	943,486	1,000,957	Feb-25	Investments	Compass
	Prefixed	Dollar	4.04%	734,191	—	May-26	Investments	Compass
	Prefixed	Dollar	1.36%	362,774	377,705	Feb-24	Investments	Compass
Perpetual Notes	Prefixed	Dollar	8.25%	2,451,160	2,641,732	Nov-40	Acquisition	Cosan Corporate
Senior Notes Due 2027	Prefixed	Dollar	7.00%	2,016,330	3,587,265	Jan-27	Acquisition	Cosan Corporate
Senior Notes Due 2028	Prefixed	Dollar	5.25%	2,178,449	2,196,083	Jan-28	Acquisition	Rumo
Senior Notes Due 2029	Prefixed	Dollar	5.50%	3,622,922	3,953,564	Sep-29	Acquisition	Cosan Corporate
Senior Notes Due 2030	Prefixed	Dollar	7.50%	2,642,023	—	Jun-30	Capital management	Cosan Corporate
Senior Notes Due 2032	Prefixed	Dollar	4.20%	2,066,885	2,124,051	Jan-32	Acquisition	Rumo
Prepayment	3M Libor + 1.00%	Dollar	-	—	104,667	Oct-23	Capital management	Moove
	1.27%	Dollar	-	—	151,871	Jul-23	Capital management	Moove
Debentures	IPCA + 4.68%	Real	9.32%	396,201	518,680	Feb-26	Investments	Rumo
	IPCA + 4.50%	Real	9.13%	1,596,910	1,523,382	Jun-31	Investments	Rumo
	IPCA + 3.60%	Real	8.19%	413,881	367,476	Dec-30	Capital management	Rumo
	CDI + 2.65%	Real	14.61%	1,208,141	1,819,837	Aug-25	Investments	Cosan Corporate
	IPCA + 6.80%	Real	11.53%	1,004,762	893,852	Apr-30	Investments	Rumo
	IPCA + 3.90%	Real	8.50%	1,113,820	1,048,252	Oct-29	Investments	Rumo
	IPCA + 5.73%	Real	10.41%	551,709	537,261	Oct-33	Investments	Rumo
	IPCA + 4.00%	Real	8.61%	1,077,141	941,203	Dec-35	Investments	Rumo
	IPCA + 4.54%	Real	9.17%	254,232	80,987	Jun-36	Investments	Rumo
	IPCA + 5.99%	Real	10.69%	470,177	435,780	Jun-32	Investments	Rumo
	IPCA + 5.76%	Real	10.45%	753,439	—	Aug-29	Investments	Rumo
	IPCA + 6.18%	Real	10.88%	749,252	—	May-33	Investments	Rumo
	IPCA + 5.87%	Real	-	—	907,366	Dec-23	Investments	Compass
	IPCA + 4.33%	Real	8.95%	554,147	523,837	Oct-24	Investments	Compass
	IGPM + 6.10%	Real	6.10%	359,639	372,171	May-28	Investments	Compass
	CDI + 1.90%	Real	13.77%	1,117,966	1,120,577	May-32	Investments	Cosan Corporate
	CDI + 1.50%	Real	13.32%	406,471	407,308	May-28	Investments	Cosan Corporate
	CDI + 1.95%	Real	13.83%	735,565	824,866	Aug-24	Investments	Compass
	CDI + 1.45%	Real	13.27%	399,457	399,616	Dec-26	Investments	Compass
	CDI + 1.55%	Real	13.38%	1,764,022	—	Nov-30	Investments	Compass
	109.20% of CDI	Real	9.78%	550,342	491,153	Aug-31	Investments	Compass
	IPCA + 7.36%	Real	12.12%	80,960	114,014	Dec-25	Investments	Compass
	IPCA + 5.22%	Real	9.88%	533,854	467,841	Aug-36	Investments	Compass
	CDI + 1.65%	Real	13.49%	784,475	787,519	Aug-28	Capital management	Cosan Corporate
	CDI + 2.40%	Real	14.33%	1,020,673	—	Apr-28	Capital management	Cosan Corporate
	CDI + 2.40%	Real	14.33%	998,542	—	Jun-28	Capital management	Cosan Corporate
	CDI + 2.00%	Real	13.88%	942,011	946,379	Aug-31	Capital management	Cosan Corporate
	CDI + 1.80%	Real	13.66%	1,260,684	—	Jan-31	Capital management	Cosan Corporate
	IPCA + 5.75%	Real	10.43%	412,478	394,008	Aug-31	Capital management	Cosan Corporate
Working capital	CDI + 1.60%	Real	-	—	100,170	Jun-23	Capital management	Moove
	SOFR + 1.50%	Dollar	1.50%	2,175,107	2,334,615	May-27	Acquisition	Moove
Commercial bank notes	CDI + 1.75%	Real	13.60%	547,755	—	Dec-28	Capital management	Cosan Corporate
	CDI + 1.80%	Real	13.66%	448,165	—	Jan-31	Capital management	Cosan Corporate
				41,732,118	35,062,161

Total				56,904,654	52,987,216

Current				4,882,398	4,542,205
Non-current				52,022,256	48,445,011

Summary of Loans, borrowings and debentures

Loans, borrowings and debentures that are classified as non-current have the following maturities:

	12/31/2023	12/31/2022
1 to 2 years	4,800,498	4,534,638
2 to 3 years	6,255,752	6,663,907
3 to 4 years	6,626,698	5,631,841
4 to 5 years	7,554,468	8,550,932
5 to 6 years	8,143,128	4,836,087
6 to 7 years	6,777,099	6,527,516
7 to 8 years	2,599,593	2,180,672
Over 8 years	9,265,020	9,519,418
	52,022,256	48,445,011

Schedule of movements in loans, borrowings and debentures
Balance as of January 1, 2022	45,659,037
Business combination	12,825
Proceeds	23,886,960
Repayment of principal	(15,278,378)
Payment of interest	(3,441,978)
Interest, exchange rate and fair value	2,148,750
Balance as of December 31, 2022	52,987,216
Proceeds	12,785,628
Repayment of principal	(8,054,763)
Payment of interest	(3,552,292)
Payment of interest on work in progress	(288,569)
Interest, exchange rate and fair value	3,027,434
Balance as of December 31, 2023	56,904,654

Summary of lease liabilities
Balance as of January 1, 2022	3,267,678
Business combination	174,229
Additions	224,714
Write-offs	(116,157)
Interest	377,449
Repayment of principal	(400,248)
Payment of interest	(211,611)
Monetary adjustment	221,077
Transfers between liabilities	(4,973)
Balance as of December 31, 2022	3,532,158
Additions(i)	1,923,138
Write-offs	(15,329)
Interest	458,507
Repayment of principal	(490,012)
Payment of interest	(236,948)
Monetary adjustment	104,280
Balance as of December 31, 2023	5,275,794

Current	733,063
Non-current	4,542,731
5,275,794

(i)	The addition of the period is mainly composed of the contract related to the charter of the floating storage and regasification unit (“FSRU”) see note 2.

Summary of impacts on income during the year that were recorded for other lease agreements that were not included in the measurement of lease liabilities
	12/31/2023	12/31/2022	12/31/2021
Variable lease payments not included in the recognition of lease obligations	43,115	56,612	35,482
Expenses related to short-term leases	37,739	14,986	30,507
Low asset leasing costs, excluding short-term leases	5,376	1,445	978
	86,230	73,043	66,967

Summary of Derivative Financial Instruments
	Notional		Fair value
	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Exchange rate derivatives
Forward agreements (i)	6,716	53,012	(147)	(485)
FX option agreements	363,098	676,214	30,677	25,360
	369,814	729,226	30,530	24,875
Commodity derivatives
Contracts for gas options	28,494	—	4,333	—
Option agreements (ii)	—	—	—	21,744
	28,494	—	4,333	21,744
Foreign exchange and interest rate risk
Swap agreements (interest) (iii)	7,209,400	9,255,278	(10,686)	(155,518)
Swap agreements (interest and FX) (iv)	18,260,969	17,191,070	(1,546,736)	790,840
Forward agreements (interest and FX) (v)	8,985,594	12,811,427	(939,559)	760,152
Swap agreements (interest and inflation) (iii)	14,307,844	10,070,343	853,639	(500,444)
	48,763,807	49,328,118	(1,643,342)	895,030
Share price risk
Swap agreements - (TRS) (vi)	1,775,341	1,515,827	88,297	43,130
Call Spread (v)	5,594,212	5,594,212	366,296	1,954,493
Collar (Vale Shares) (v)	13,114,720	16,931,662	285,540	(4,078,452)
	20,484,273	24,041,701	740,133	(2,080,829)
Total financial instruments			(868,346)	(1,139,180)
Current assets			202,399	1,086,698
Non-current assets			2,344,400	3,065,054
Current liabilities			(1,250,520)	(1,039,357)
Non-current liabilities			(2,164,625)	(4,251,575)
Total			(868,346)	(1,139,180)

(i)	To hedge exposures and expenses in foreign currency, the Company and its subsidiaries have foreign exchange forward agreements and/or options indexed to foreign exchange.
(ii)	Call options on Brent for hedging purposes, intended to provide protection in the event that the commodity's price rises above the agreed-upon price due to the Ukraine-Russia war.
(iii)	The Company structured derivatives to protect against exposure to pre-fixed interest in Reais in order to convert such debt into post-fixed debt.
(iv)

The Company and its subsidiary Rumo conduct interest and foreign exchange swap operations, making the Company active in U.S. Dollar + fixed interest and passive in a portion of the CDI. In interest and inflation Swap operations, the Company is active in Extended National Consumer Price Index (Índice Nacional de Preços ao Consumidor Amplo) ("IPCA") + fixed interest and passive in CDI percentage.

(v)	The Company structured derivatives, as described in Note 1.1, to protect against price fluctuations in Vale’s shares.
(vi)	The Company entered into a Total Return Swap ("TRS") agreement with commercial banks. According to the TRS, which will have a financial settlement, Cosan will receive the return on the price variation of CSAN3 shares, adjusted for dividends for the period, and will pay annual interest referenced to CDI + Spread. The contracted equivalent quantity of CSAN3 shares with TRS was 97,215,812 shares, and the initial total was R$1,265,790. The Company's mark-to-market result for financial revenue as of December 31, 2023 was R$83,390 (a financial revenue of R$375,693 as of December 31, 2022).

Schedule of derivative debt and non-debt derivative financial instruments

Below, we demonstrate the opening value of derivative debt and non-debt derivative financial instruments:

	Note	12/31/2023	12/31/2022
Derivative financial instruments	5.12	(990,764)	(1,228,928)
Non-derivative financial instruments		122,418	89,748
		(868,346)	(1,139,180)

Summary of designated as hedging instruments
		Registered value		Accumulated fair value adjustment
	Notional	12/31/2023	12/31/2022	12/31/2023	12/31/2022
FX rate risk hedge
Designated items
Senior notes 2028 (Rumo Luxembourg)	(2,791,600)	(2,178,449)	(2,196,083)	167,874	(336,161)
Senior notes 2032 (Rumo Luxembourg)	(2,259,375)	(2,066,885)	(2,124,051)	126,408	(629,220)
NCE U.S.$ (Rumo Malha Norte)	(483,400)	(487,544)	—	3,147	—
PPE 1 – (Moove)	—	—	(156,884)	—	2,389
PPE 2 – (Moove)	—	—	(104,667)	—	2,624
Total debt	(5,534,375)	(4,732,878)	(4,581,685)	297,429	(960,368)
Derivative financial instruments
Swaps Senior Notes 2028 (Rumo Luxembourg)	2,791,600	(460,939)	(418,674)	42,265	685,200
Swaps Senior Notes 2032 (Rumo Luxembourg)	2,259,375	(239,630)	(128,986)	110,644	804,558
Swap exchange rate and interest (Rumo Malha Norte)	483,400	5,293	—	(5,293)	—
SWAP - PPE 1 (Moove)	—	—	(11,079)	—	(11,079)
SWAP - PPE 2 (Moove)	—	—	(7,067)	—	(7,067)
Total derivatives	5,534,375	(695,276)	(565,806)	147,616	1,471,612
Total	—	(5,428,154)	(5,147,491)	445,045	511,244

		Registered value		Accumulated fair value adjustment
	Notional	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Interest rate risk hedge
Designated items
5th issue - single series (Comgás)	—	—	(907,366)	—	(33,892)
BNDES Project VIII (Comgás)	(1,000,000)	(803,990)	(851,689)	54,807	70,260
Debentures (Rumo)	(7,485,276)	(7,973,671)	(5,755,679)	397,073	(327,290)
Finem (Rumo)	(28,107)	(36,301)	(28,115)	971	(1,644)
CCB (Rumo)	(975,292)	(954,205)	(785,366)	(10,088)	(4,418)
Total debt	(9,488,675)	(9,768,167)	(8,328,215)	442,763	(296,984)
Derivative financial instruments
Swaps 5th issue - single series (Comgás)	—	—	221,000	(221,000)	1,248
BNDES Project VIII (Comgás)	1,000,000	(56,085)	(90,193)	34,108	(61,242)
Swaps Debenture (Rumo)	7,485,276	559,964	(148,662)	(708,626)	72,856
Finem (Rumo)	28,107	1,600	(558)	(2,158)	558
CCB (Rumo)	975,292	(15,221)	(6,976)	8,245	6,976
Derivative total	9,488,675	490,258	(25,389)	(889,431)	20,396
Total	—	(9,277,909)	(8,353,604)	(446,668)	(276,588)

Schedule of fair value option of financial instruments

The Company chose to designate the hedged liabilities (hedge objects) to be recorded at fair value through profit or loss. Considering that derivative instruments are always accounted for at fair value through profit or loss, the accounting effects are the same as those that would be obtained through hedging documentation:

			Registered Value		Accumulated fair value
		Notional	12/31/2023	12/31/2022	12/31/2023	12/31/2022
FX rate risk
Items
Senior Notes 2027 (Cosan Luxembourg)	U.S.$ + 7.0%	(1,897,790)	(2,016,330)	(3,587,265)	528,855	967,778
Export Credit Agreement (Rumo)	EUR + 0.58%	(38,054)	(48,849)	(68,455)	(1,444)	377
Resolution 4131 (Rumo)	U.S.$ + 2.20%	—	—	—	—	247
Resolution 4131 (Comgás - 2021)	U.S.$ + 1.60%	(407,250)	(362,774)	(377,705)	2,106	15,545
Resolution 4131 (Comgás - 2022)	U.S.$ + 2.51%	(1,097,400)	(943,486)	(1,000,957)	33,324	51,798
Resolution 4131 (Comgás - 2022)	U.S.$ + 4.76%	(749,310)	(734,191)	—	(5,468)	—
Resolution 4131 (Comgás - 2018)	U.S.$ + 4.32%	—	—	(395,285)	—	(2,680)
Total		(4,189,804)	(4,105,630)	(5,429,667)	557,373	1,033,065

Derivative instruments
Swap Senior Notes 2027 (Cosan Luxembourg)	113.15% CDI	1,897,790	(46,214)	1,285,454	(379,397)	(736,466)
FX and interest rate swaps (Rumo)	108% CDI	38,054	9,316	15,468	6,153	15,067
FX and interest rate swaps (Rumo)	118% CDI	—	—	—	—	47,527
Resolution 4131 (Comgás - 2021)	CDI + 1.25%	407,250	(63,184)	(50,245)	(12,939)	(88,612)
Resolution 4131 (Comgás - 2022)	CDI + 1.20%	1,097,400	(212,180)	(160,369)	(51,811)	(217,215)
Resolution 4131 (Comgás - 2023)	CDI + 1.30%	749,310	(22,611)	—	(22,611)	—
Resolution 4131 (Comgás - 2018)	107.9% CDI	—	—	123,760	(123,760)	(61,685)
Total derivatives		4,189,804	(334,873)	1,214,068	(584,365)	(1,041,384)
Total		—	(4,440,503)	(4,215,599)	(26,992)	(8,319)

			Registered Value		Accumulated fair value adjustment
		Notional	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Interest rate risk
Items
Debenture 4th issue - 3rd series (Comgás)	IPCA + 7.36%	(114,818)	(80,960)	(114,014)	(708)	(114,014)
Debenture 6th issue - single series (Comgás)	IPCA + 4.33%	(523,993)	(554,147)	(523,837)	3,509	(523,837)
Debenture 9th issue - 1st series (Comgás)	IPCA + 5.12%	(500,000)	(550,342)	(491,153)	19,868	(6,179)
Debenture 9th issue - 2nd series (Comgás)	IPCA + 5.22%	(500,000)	(533,854)	(467,841)	34,919	9,737
BNDES Projects VI and VII (Comgás)	IPCA + 4.10%	(160,126)	(112,946)	(131,885)	(150)	(131,885)
BNDES Project VIII (Comgás)	IPCA + 3.25%	(870,149)	(743,674)	(801,812)	5,967	(801,812)
BNDES Project IX (Comgás)	IPCA + 5.74%	(565,582)	(598,752)	(544,925)	(19,875)	(544,925)
Debenture (Rumo)	IPCA + 4.68%	(300,000)	(396,201)	(518,680)	13,474	(6,070)
Debenture (Rumo)	IPCA + 4.50%	(600,000)	(774,939)	(704,954)	34,721	(34,745)
Total		(4,134,668)	(4,345,815)	(4,299,101)	91,725	(2,153,730)
Derivative instruments
Debenture 4th issue - 3rd series (Comgás)	94.64% CDI	—	—	—	—	(3,900)
Debenture 4th issue - 3rd series (Comgás)	112.49% CDI	114,818	4,567	(778)	5,345	(5,096)
Debenture 6th issue - single series (Comgás)	89.9% CDI	523,993	20,116	(10,419)	30,535	(26,161)
Debenture 9th issue - 1st series (Comgás)	109.20% CDI	500,000	42,093	(17,705)	59,798	(37,517)
Debenture 9th issue - 2nd series (Comgás)	110.60% CDI	500,000	26,901	(40,441)	67,342	(53,304)
BNDES Projects VI and VII (Comgás)	87.50% CDI	160,126	64	(2,046)	2,110	(6,923)
BNDES Project VIII (Comgás)	82.94% CDI	870,149	(6,578)	(21,039)	14,461	(48,613)
BNDES Project IX (Comgás)	98.9% CDI	565,582	46,904	(6,632)	53,536	(6,632)
Debenture (Rumo)	107% CDI	300,000	81,885	76,194	(5,691)	(4,819)
Debenture (Rumo)	103% CDI	600,000	147,429	74,092	(73,337)	8,252
Total derivatives		4,134,668	363,381	51,226	154,099	(184,713)
Total		—	(3,982,434)	(4,247,875)	245,824	(2,338,443)

Schedule of cash flow hedge

a) Composition

Financial instruments	Subsidiary	Risk	Unit	Notional R$	Fair value 12/31/2023	Book value 12/31/2023
Derivative futures	Compass	BRENT	Barrel	368,000	(2,843)	(2,843)
Leasing	Compass	FX rate	BRL	1,548,942	(18,071)	(18,071)
Effect on financial position				1,916,942	(20,914)	(20,914)

b) Movement

Financial instruments	Net financial result	Comprehensive income (i)	Gains or (losses) realized
Derivative futures (BRENT)	(9,785)	(2,843)	—
Derivative futures (JKM) (ii)	—	—	12,012
Leasing	—	(18,071)	—
NDF (Non deliverable forwards) (ii)	—	—	(2,280)
December 31, 2023	(9,785)	(20,914)	9,732
(i)	Effect of deferred income tax and social contribution is R$7,110.
(ii)	Operations settled in December 2023.

Summary of Trade Receivables
	12/31/2023	12/31/2022
Domestic market	2,790,623	3,085,227
Unbilled receivables (i)	782,813	968,147
Foreign market - foreign currency	32,308	28,786
	3,605,744	4,082,160
Expected credit losses	(161,108)	(154,618)
	3,444,636	3,927,542
Current	3,330,488	3,769,908
Non-current	114,148	157,634
Total	3,444,636	3,927,542

(i)	Unbilled revenue refers to the portion of the monthly gas supply for which measurement and billing have not been completed.

Summary of Ageing analysis of Trade Receivables

The aging of accounts receivable is as follows:

	12/31/2023	12/31/2022
Not overdue	3,181,795	3,514,756
Overdue
Up to 30 days	203,143	376,868
From 31 to 60 days	48,968	40,389
From 61 to 90 days	18,146	20,254
More than 90 days	153,692	129,893
Expected credit losses	(161,108)	(154,618)
	3,444,636	3,927,542

Summary of Changes in Allowance for Doubtful Accounts

Changes in the expected credit losses are as follows:

Balance as of January 1, 2022	(115,052)
Business combination	(31,923)
Provision / reversal	(28,463)
Foreign exchange	(4,905)
Write-offs	25,725
Balance as of December 31, 2022	(154,618)
Provision / reversal	(31,053)
Foreign exchange	1,353
Write-offs	23,210
Balance as of December 31, 2023	(161,108)

Summary of Receivables from and Payables to Related Parties

a) Accounts receivable and payable with related parties:

	12/31/2023	12/31/2022
Current assets
Commercial operations
Raízen S.A. (i)	63,004	79,297
Elevações Portuárias S.A.	21,633	5,424
Aguassanta Participações S.A.	88	2,184
Termag - Terminal Marítimo de Guarujá S.A.	9,286	14,286
Vale S.A.	5,000	—
Norgás S.A.	8,976	—
Other	452	6,512
	108,439	107,703
Financial and corporate operations
Raízen S.A. (i)	36,032	20,586
Ligga S.A. (ii)	107,000	107,252
	143,032	127,838
Total current assets	251,471	235,541
Non-current assets
Commercial operations
Raízen S.A. (i)	—	47,731
Termag - Terminal Marítimo de Guarujá S.A.	36,952	43,810
	36,952	91,541
Financial and corporate operations
Raízen S.A. (i)	46,935	149,347
Other	4,733	113
	51,668	149,460
Total non-current assets	88,620	241,001
Related parties receivables	340,091	476,542

	12/31/2023	12/31/2022
Commercial operations
Raízen S.A. (i)	232,713	296,051
Termag - Terminal Marítimo de Guarujá S.A.	10,500	—
Aguassanta Participações S.A.	984	6,419
Vale S.A.	4,000	—
Other	39,542	20,569
	287,739	323,039
Financial and corporate operations
Raízen S.A. (i)	34,421	64,697
	34,421	64,697
Total current liabilities	322,160	387,736
Non-current liabilities
Financial and corporate operations
Raízen S.A. (i)	1,078	—
Total non-current liabilities	1,078	—

Payables to related parties	323,238	387,736

(i)

Current and non-current assets receivable from Raízen S.A. and its subsidiaries are, substantially, tax credits that will be reimbursed to the Company when realized. The preferred shares are used by Raízen to reimburse Cosan, with preferred dividends, when the net operating loss is consumed in Raízen.

Current liabilities represent Cosan S.A.'s obligation to reimburse Raízen S.A. and its subsidiaries for expenses related to settled legal disputes and other liabilities incurred prior to the formation of the joint venture.

(ii)	Advance for future capital increase.

Summary of Related Party Transactions

b) Transactions with related parties:

	12/31/2023	12/31/2022	12/31/2021
Operating income
Raízen S.A. (i)	974,612	908,588	679,500
Elevações Portuárias S.A.	15,434	—	—
Vale S.A.	56,000	—	—
Other	—	6,910	—
	1,046,046	915,498	679,500
Purchase of products / inputs / services
Raízen S.A. (i)	(2,251,896)	(2,528,022)	(1,576,070)
Elevações Portuárias S.A.	(16,536)	—	—
Vale S.A.	(52,000)	—	—
Terminal Marítimo do Guarujá S.A.	(74,785)	—	—
	(2,395,217)	(2,528,022)	(1,576,070)
Shared income (expenses)
Elevações Portuárias S.A.	(753)	—	—
Raízen S.A.	(83,054)	(68,120)	(73,831)
Other	(2)	96	—
	(83,809)	(68,024)	(73,831)
Financial result
Raízen S.A.	—	(106)	4,937
Other	—	(92)	—
	—	(198)	4,937
Total	(1,432,980)	(1,680,746)	(965,464)

(i) The amount is related to the purchase of fuels and provision of logistics transport by the subsidiary Rumo.

Summary of Officers' and Directors' Compensation
	12/31/2023	12/31/2022	12/31/2021
Short-term benefits to officers and directors	207,026	160,020	177,405
Share-based compensation	97,510	77,210	68,209
Long-term benefits to officers and directors	60,781	26,563	5,863
Post-employment benefits	2,888	2,039	750
	368,205	265,832	252,227

Summary of carrying amounts of trade payables
	12/31/2023	12/31/2022
Material and services suppliers	3,110,114	2,923,486
Natural gas(i)/ transport and logistics suppliers	1,074,411	1,456,365
	4,184,525	4,379,851
Current	3,920,273	4,318,362
Non-current	264,252	61,489
Total	4,184,525	4,379,851

(i)	The open balance of natural gas supply primarily refers to the natural gas supply contracts with Petróleo Brasileiro S.A. (“Petrobras”).

Schedule of changes in net sector financial asset (liability)

The following demonstrates the change in net sectorial financial assets (liabilities) for the year ending as of December 31, 2023:

	Sectorial Assets	Sectorial liabilities	Total
Balance as of January 1, 2022	558,310	(1,372,283)	(813,973)
Cost of gas (i)	(466,743)	—	(466,743)
Tax credits (ii)	—	16,876	16,876
Monetary update (iii)	80,996	(120,804)	(39,808)
Deferral of IGP-M (v)	110,013	—	110,013
Business combination	59,757	(140,405)	(80,648)
Balance as of December 31, 2022	342,333	(1,616,616)	(1,274,283)
Cost of gas (i) | (v)	27,954	—	27,954
Tax credits (ii)	12,425	(47,144)	(34,719)
Monetary update (iii)	49,098	(146,938)	(97,840)
Deferral of IGP-M (iv)	116,890	—	116,890
Balance as of December 31, 2023	548,700	(1,810,698)	(1,261,998)
Current	207,005	(70,013)	136,992
Non-current	341,695	(1,740,685)	(1,398,990)
Total	548,700	(1,810,698)	(1,261,998)

(i)	Refers to the difference between the cost of gas purchased and that contained in tariffs, which is fully classified as current assets since the regulator's deliberation calls for annual tariff recovery for the residential and commercial segments and quarterly tariff recovery for the other segments.

(ii)	Refers to the net value of tax credits in the year, as per deliberation no. 1,359 of December10, 2022.
(iii)	Recalculation of the gas current account and extemporaneous credit using the SELIC rate.
(iv)	Appropriation of the deferral of the IGP-M for the residential and commercial segments.
(v)	Includes the effects of R$34,193 on June 30, 2023, R$75,158 on September 26, 2023, and R$68,063 on November 24, 2023, referring to amounts redistributed to consumers.

Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange
Debt	Company	12/31/2023	12/31/2022
Senior Notes 2028	Rumo Luxembourg S.à r.l.	96.41%	95.04%
Senior Notes 2032	Rumo Luxembourg S.à r.l.	85.65%	80.36%
Senior Notes 2027	Cosan Luxembourg S.A.	100.92%	100.92%

Summary of carrying amounts and fair value of financial assets and financial liabilities

The carrying amounts and fair value of consolidated assets and liabilities are as follows:

		Carrying amount		Assets and liabilities measured at fair value
		12/31/2023	12/31/2022	12/31/2023			12/31/2022
	Note			Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Investment funds	5.2	3,298,142	1,304,332	—	3,298,142	—	—	1,304,332	—
Marketable securities	5.3	3,503,961	22,099,766	—	3,503,961	—	19,586,193	2,513,573	—
Other financial assets		3,113	89,238	3,113	—	—	89,238	—	—
Investment properties (i)	11.5	15,976,126	14,103,060	—	—	15,976,126	—	—	14,103,060
Derivate financial instruments	5.6	2,546,799	4,151,752	—	2,546,799	—	—	4,151,752	—
Total		25,328,141	41,748,148	3,113	9,348,902	15,976,126	19,675,431	7,969,657	14,103,060
Liabilities
Loans, financing and debentures (ii)	5.4	(56,904,654)	(52,987,216)	—	(22,952,492)	—	—	(31,367,019)	—
Derivative financial instruments	5.6	(3,415,145)	(5,290,932)	—	(3,415,145)	—	—	(5,290,932)	—
Total		(60,319,799)	(58,278,148)	—	(26,367,637)	—	—	(36,657,951)	—

(i)

The fair value of investment properties was determined using the direct comparative method of market data applied to transactions involving similar properties (type, location, and quality of property) and, to a lesser extent, sales quotes for potential transactions involving comparable assets (level 3). The methodology used to determine fair value incorporates direct comparisons of market information, such as market research, homogenization of values, spot market prices, sales, distances, facilities, access to land, topography and soil, land use (crop type), and rainfall, among other data, in accordance with the standards issued by the Brazilian Association of Technical Standards ("ABNT"). The discount rates used vary between 11.12% p.a. and 11.20% p.a. as of December 31, 2023 (11.20% to 13.75% p.a. as of December 31, 2022).

For fair value assessments of investment properties in the periods between annual assessments, management considers regional market trends presented by the S&P Global Commodity Insights report for the Brazilian rural real estate market. If Management reasonably believes that property values have changed differently from the variation in the S&P Global Commodity Insights report, based on its understanding of current market conditions and evidence of proposals received for the assets, considerations may be made to determine fair value property market.

(ii)

The fair value of the Company’s loans does not differ significantly from their carrying value except for the debts that are designated at fair value through the result.

For debts having a market value quoted on the Luxembourg Stock Exchange the measurement of fair value for disclosure purposes is based on the quoted market price as follows:

Schedule of exposure to financial risks
Risk	Exposure arising from	Measurement	Management
Market risk - foreign exchange	(i) Future commercial transactions. (ii) Recognized financial assets and liabilities not denominated in Reais.	(i) Cash flow forecasting (ii)Sensitivity analysis	Foreign currency
Market risk - interest	Cash and cash equivalents, securities, loans, borrowings and debentures, leases and derivative financial instruments.	(i) Sensitivity analysis	Interest rate swap
Market risk – price	(i) Future business transactions (ii) Investment in securities	(i) Cash flow forecasting (ii) Sensitivity analysis	(i) Future price of electricity (purchase and sale) (iii) Derivative protection for valuation and devaluation of shares
Credit risk	Cash and cash equivalents, marketable securities, trade receivables, derivatives, receivables from related parties, dividends and investment property	(i) Analysis by maturity (ii) Credit ratings	Availability and lines of credit
Liquidity risk	Loans, borrowings and debentures, accounts payable to suppliers, other financial liabilities, REFIS, leases, derivatives, payables to related parties and dividends.	(i) Cash flow forecasting	Availability and lines of credit

Schedule of net exposure to the exchange rate variations on assets and liabilities denominated in U.S. dollar and Euro

As of December 31, 2023, and 2022, the Company had the following net exposure to foreign exchange variation on assets and liabilities denominated in US Dollars, Euros, Yen and Pound Sterling:

	12/31/2023	12/31/2022
Cash and cash equivalents	284,956	1,138,948
Trade payables	(441,768)	(97,259)
Loans, borrowings and debentures	(24,861,084)	(13,698,102)
Leases	(1,627,104)	(94,716)
Consideration payable	(203,094)	(223,960)
Derivative financial instruments (notional)	14,182,102	7,728,609
Foreign exchange exposure, net	(12,665,992)	(5,246,480)

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates Impact on Profit Loss

The probable scenario considers the estimated foreign exchange rates, carried out by a specialized third party, at the maturity of transactions for companies with real functional currency (positive and negative, before tax effects), as follows:

			Scenarios
Instrument	Risk factor	Probable	25%	50%	(25%)	(50%)
Cash and cash equivalents	Low FX rate	43,130	116,704	190,278	(30,445)	(104,019)
Trade receivables	Low FX rate	252	2,234	4,217	(1,731)	(3,713)
Trade payables	High FX rate	(32)	(285)	(538)	221	473
Derivative financial instruments	Low FX rate	1,637,844	7,019,308	11,124,823	(1,168,664)	(5,211,482)
Loans, borrowings and debentures	High FX rate	(3,156,486)	(7,857,863)	(13,541,119)	3,606,358	9,319,729
Leases	High FX rate	(1,602,279)	(2,022,389)	(2,442,499)	(1,182,168)	(500,436)
Consideration payable	High FX rate	(6,658)	(14,979)	(23,301)	1,664	9,986
Effect on profit or loss before tax		(3,084,229)	(2,757,270)	(4,688,139)	1,225,235	3,510,538

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates

The probable scenario considers the estimated exchange rates, made by a specialized third party, upon maturity of the transactions for the companies with functional currency Reais (positive and negative, before tax effects), as follows:

	Exchange rate sensitivity analysis
	12/31/2023	Scenarios
		Probable	25%	50%	(25%)	(50%)
US$	4.8413	5.0000	6.2500	7.5000	3.7500	2.5000
Euro	5.3516	5.6500	7.0625	8.4750	4.2375	2.8250
GBP	6.1586	6.5000	8.1250	9.7500	4.8750	3.2500
JPY	0.0342	0.0379	0.0473	0.0568	0.0284	0.0189

Summary of sensitivity analysis on interest rates on loans and financing which impacts on profit or loss

Below is a sensitivity analysis of interest rates on loans and financing and financial assets linked to the CDI rate with 25% and 50% pre-tax increases and decreases:

		Scenarios
Interest rate exposure	Probable	25%	50%	(25%)	(50%)
Cash and cash equivalents	1,341,723	1,677,154	2,012,584	1,006,292	670,861
Marketable securities	301,620	377,026	452,431	226,215	150,810
Restricted cash	20,131	25,164	30,197	15,098	10,066
Lease and concession in installments	(107,615)	(134,519)	(161,422)	(80,711)	(53,807)
Leases	(441,671)	(442,081)	(442,493)	(441,262)	(440,855)
Derivative financial instruments	(1,928,668)	1,463,062	1,184,732	1,171,704	2,301,380
Loans, borrowings and debentures	(2,031,467)	(3,271,263)	(3,793,309)	(2,227,171)	(1,705,125)
Other financial liabilities	(39,589)	(48,132)	(56,674)	(31,046)	(22,504)
Impacts on the income (loss) before taxes	(2,885,536)	(353,589)	(773,954)	(360,881)	910,826

Summary of probable scenario considers the estimated interest rate

The probable scenario considers the estimated interest rate, made by a specialized third party and the Central Bank of Brazil (Banco Central do Brasil or “BACEN”) as follows:

		Scenarios
	Probable	25%	50%	(25%)	(50%)
SELIC	10.08%	12.60%	15.13%	7.56%	5.04%
CDI	9.98%	12.48%	14.98%	7.49%	4.99%
TJLP462 (TJLP + 1% p.a.)	7.20%	8.75%	10.30%	5.65%	4.10%
TJLP	6.20%	7.75%	9.30%	4.65%	3.10%
IPCA	3.85%	4.82%	5.78%	2.89%	1.93%
IGP-M	3.34%	4.17%	5.01%	2.50%	1.67%
Fed Funds	4.25%	5.31%	6.38%	3.19%	2.13%
SOFR	4.20%	5.25%	6.30%	3.15%	2.10%

Summary of positions in natural gas derivatives	These are our open positions in natural gas derivatives:

Instrument	Risk factor	Probable	25%	50%	(25%)	(50%)
Brent derivatives – options	Price variation US$/bbl	7,375	9,216	11,067	5,527	3,689

Summary of sensitivity analysis on impacts of intrinsic values of the options as shares appreciate or depreciate
		Scenarios
Instrument	Interest	Probable	25%	50%	(25%)	(50%)
VALE3 (Collar) (i)	2.20%	7,788,856	8,158,058	8,434,888	7,361,797	7,006,051
VALE3 (Call Spread)	1.60%	563,903	826,670	1,004,452	272,147	72,611

(i) As mentioned in note 1.3 (c), 100% of Collar derivatives were settled in April 2024.

Summary of sensitivity analysis considers the closing price of the shares

The sensitivity analysis considers the closing share price as shown below:

		Scenarios
Instrument	Probable	25%	50%	(25%)	(50%)
Value of the investment	41,557	470,525	941,049	(470,525)	(941,049)
Value of the share (CSAN3)	19.36	24.20	29.04	14.52	9.68

Summary of Credit Risk
	12/31/2023	12/31/2022
Cash and cash equivalents	14,658,481	13,301,716
Trade receivables	3,444,636	3,927,542
Marketable securities	3,503,961	2,513,574
Restricted cash	203,252	139,933
Derivative financial instruments	2,546,799	4,151,752
Receivables from related parties	340,091	476,542
Receivable dividends and interest on equity	255,777	161,147
Other financial assets	3,113	89,238
	24,956,110	24,761,444

Summary of Credit Risk Rating
	12/31/2023	12/31/2022
AAA	20,475,536	16,769,858
AA	172,871	3,133,455
A	124,932	138,478
Not rated	139,154	65,184
	20,912,493	20,106,975

Summary of financial liabilities by due dates based on undiscounted cash flows contracted

The Company's financial liabilities (based on contracted undiscounted cash flows) are categorized by maturity dates as follows:

	12/31/2023					12/31/2022
	Up to 1 year	From 1 to 2 years	From 3 to 5 years	Over 5 years	Total	Total
Loans, borrowings and debentures	(5,504,188)	(5,300,723)	(23,711,254)	(33,419,306)	(67,935,471)	(63,200,127)
Trade payables	(3,920,273)	(264,252)	—	—	(4,184,525)	(4,379,851)
Other financial liabilities	(476,895)	—	—	—	(476,895)	(924,562)
Installment of tax debts	(53,210)	(1,505)	(1,810)	(160,742)	(217,267)	(208,760)
Leases	(658,131)	(818,888)	(1,233,690)	(18,164,132)	(20,874,841)	(16,436,839)
Lease and concession in installments	(266,814)	(291,161)	(579,320)	—	(1,137,295)	(1,137,173)
Payables to related parties	(322,160)	—	—	—	(322,160)	(387,736)
Dividends payable	(549,054)	—	—	—	(549,054)	(892,006)
Derivative financial instruments	(2,149,524)	(1,327,485)	(3,146,345)	1,705,459	(4,917,895)	(84,126)
	(13,900,249)	(8,004,014)	(28,672,419)	(50,038,721)	(100,615,403)	(87,651,180)

Schedule of offsetting of financial assets and financial liabilities
	Consolidated
	Gross value	Compensated amount	Net value
TRS (Notional)	4,347,487	(4,347,487)	—
TRS (Interest)	6,704	(6,704)	—
	4,354,191	(4,354,191)	—

Debentures (principal and exchange rate variation) (i)	(4,347,487)	4,347,487	—
Debentures (interest)	(6,704)	6,704	—
	(4,354,191)	4,354,191	—

(i)	The amounts are equivalent to US$898,000 thousand, with the PTAX conversion rate of September 29,2023 being R$4.8413.